RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Derivatives
Total net financial asset/(liability)	(2,364)	(1,434)
Foreign Exchange Risk
Fair Value of Derivatives
Total net financial asset/(liability)	(1,433)	(400)
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(1,001)	(39)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	50	(1,002)
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	20	7
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	568	385
Long-term derivative assets, Total Gross Derivative Instruments	199	413
Current derivative liabilities, Total Gross Derivative Instruments	(1,020)	(837)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,078)	(1,395)
Total net financial asset/(liability)	(2,331)	(1,434)
Total Gross Derivative Instruments | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	13	78
Long-term derivative assets, Total Gross Derivative Instruments	51	67
Current derivative liabilities, Total Gross Derivative Instruments	(301)	(75)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,196)	(470)
Total net financial asset/(liability)	(1,433)	(400)
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	8	183
Long-term derivative assets, Total Gross Derivative Instruments	5	250
Current derivative liabilities, Total Gross Derivative Instruments	(438)	(403)
Long-term derivative liabilities, Total Gross Derivative Instruments	(576)	(69)
Total net financial asset/(liability)	(1,001)	(39)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	535	118
Long-term derivative assets, Total Gross Derivative Instruments	135	95
Current derivative liabilities, Total Gross Derivative Instruments	(281)	(359)
Long-term derivative liabilities, Total Gross Derivative Instruments	(306)	(856)
Total net financial asset/(liability)	83	(1,002)
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	12	6
Long-term derivative assets, Total Gross Derivative Instruments	8	1
Total net financial asset/(liability)	20	7
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	62	6
Current derivative liabilities, Total Gross Derivative Instruments	(28)	(9)
Total net financial asset/(liability)	34	(3)
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	62	6
Current derivative liabilities, Total Gross Derivative Instruments	(28)	(9)
Total net financial asset/(liability)	34	(3)
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	173	309
Long-term derivative assets, Total Gross Derivative Instruments	86	390
Current derivative liabilities, Total Gross Derivative Instruments	(876)	(726)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,897)	(1,240)
Total net financial asset/(liability)	(2,514)	(1,267)
Level 2 | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	13	78
Long-term derivative assets, Total Gross Derivative Instruments	51	67
Current derivative liabilities, Total Gross Derivative Instruments	(301)	(75)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,196)	(470)
Total net financial asset/(liability)	(1,433)	(400)
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	8	183
Long-term derivative assets, Total Gross Derivative Instruments	5	250
Current derivative liabilities, Total Gross Derivative Instruments	(438)	(403)
Long-term derivative liabilities, Total Gross Derivative Instruments	(576)	(69)
Total net financial asset/(liability)	(1,001)	(39)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	140	42
Long-term derivative assets, Total Gross Derivative Instruments	22	72
Current derivative liabilities, Total Gross Derivative Instruments	(137)	(248)
Long-term derivative liabilities, Total Gross Derivative Instruments	(125)	(701)
Total net financial asset/(liability)	(100)	(835)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	12	6
Long-term derivative assets, Total Gross Derivative Instruments	8	1
Total net financial asset/(liability)	20	7
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	333	70
Long-term derivative assets, Total Gross Derivative Instruments	113	23
Current derivative liabilities, Total Gross Derivative Instruments	(116)	(102)
Long-term derivative liabilities, Total Gross Derivative Instruments	(181)	(155)
Total net financial asset/(liability)	149	(164)
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	333	70
Long-term derivative assets, Total Gross Derivative Instruments	113	23
Current derivative liabilities, Total Gross Derivative Instruments	(116)	(102)
Long-term derivative liabilities, Total Gross Derivative Instruments	(181)	(155)
Total net financial asset/(liability)	149	(164)